Document and Entity Information	Dec. 02, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 02, 2019
Registrant Name	CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Entity Central Index Key	0001527972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 02, 2019
Document Effective Date	Dec. 02, 2019
Prospectus Date	Jul. 01, 2019
Capital Group Emerging Markets Total Opportunities Fund® | Class R-6
Prospectus:
Trading Symbol	REPGX
Capital Group Emerging Markets Total Opportunities Fund® | Class F-3
Prospectus:
Trading Symbol	ETPFX
Capital Group Emerging Markets Total Opportunities Fund® | Class F-2
Prospectus:
Trading Symbol	CTPFX